Lease Intangibles, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Lease Intangible Assets and Liabilities

The following table details lease intangible assets and liabilities, net of accumulated amortization, at June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
In-place leases	$269,947	$271,392
Above-market leases	21,213	21,139
Less: accumulated amortization	(112,378)	(105,169)

Intangible lease assets, net	$178,782	$187,362

Below-market leases	$61,409	$61,938
Less: accumulated amortization	(17,550)	(16,335)

Intangible lease liabilities, net	$43,859	$45,603

The following details lease intangible assets and liabilities, net of accumulated amortization, at December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
In-place leases	$271,392	$272,854
Above-market leases	21,139	19,914
Less: accumulated amortization	(105,169)	(88,072)

Intangible lease assets, net	$187,362	$204,696

Below-market leases	$61,938	$59,581
Less: accumulated amortization	(16,335)	(13,360)

Intangible lease liabilities, net	$45,603	$46,221